Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cost:
Cost	$ 63,575	$ 59,671
Accumulated depreciation:
Accumulated depreciation	46,605	43,070
Depreciated cost	16,970	16,601
Computers and peripheral equipment [Member]
Cost:
Cost	43,313	41,648
Accumulated depreciation:
Accumulated depreciation	37,294	35,841
Office furniture and equipment [Member]
Cost:
Cost	9,805	8,618
Accumulated depreciation:
Accumulated depreciation	5,067	4,440
Buildings and leasehold improvements [Member]
Cost:
Cost	10,457	9,405
Accumulated depreciation:
Accumulated depreciation	$ 4,244	$ 2,789